UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital, L.L.C.
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  028-07170
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ John Griffin                 New York, NY              11/14/12
       ------------------------   ------------------------------  ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   37
                                               -------------

Form 13F Information Table Value Total:           $6,356,068
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
APPLE INC                    COM              037833100  441,624    662,000 SH       SOLE                   662,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784  342,328 10,440,000 SH       SOLE                10,440,000      0    0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156   15,468  1,150,000 SH       SOLE                 1,150,000      0    0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105  116,342  4,575,000 SH       SOLE                 4,575,000      0    0
AMAZON COM INC               COM              023135106  371,307  1,460,000 SH       SOLE                 1,460,000      0    0
BIOMARIN PHARMACEUTICAL INC  COM              09061G101   88,169  2,190,000 SH       SOLE                 2,190,000      0    0
COLFAX CORP                  COM              194014106  196,918  5,370,000 SH       SOLE                 5,370,000      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702  130,805 14,280,000 SH       SOLE                14,280,000      0    0
DISNEY WALT CO               COM DISNEY       254687106  155,794  2,980,000 SH       SOLE                 2,980,000      0    0
DOLLAR TREE INC              COM              256746108  223,583  4,630,000 SH       SOLE                 4,630,000      0    0
EQUINIX INC                  COM NEW          29444U502  128,215    622,252 SH       SOLE                   622,252      0    0
GILEAD SCIENCES INC          COM              375558103  236,135  3,560,000 SH       SOLE                 3,560,000      0    0
GOOGLE INC                   CL A             38259P508  392,340    520,000 SH       SOLE                   520,000      0    0
GRACE W R & CO DEL NEW       COM              38388F108  113,138  1,915,000 SH       SOLE                 1,915,000      0    0
HCA HOLDINGS INC             COM              40412C101   98,088  2,950,000 SH       SOLE                 2,950,000      0    0
IVANHOE ENERGY INC           COM              465790103    5,854 11,257,686 SH       SOLE                11,257,686      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114    9,601    933,000 SH       SOLE                   933,000      0    0
LIBERTY GLOBAL INC           COM SER A        530555101  236,925  3,900,000 SH       SOLE                 3,900,000      0    0
MARTIN MARIETTA MATLS INC    COM              573284106  163,486  1,972,800 SH       SOLE                 1,972,800      0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101   69,134  1,300,000 SH       SOLE                 1,300,000      0    0
MONSANTO CO NEW              COM              61166W101  276,246  3,035,000 SH       SOLE                 3,035,000      0    0
MGIC INVT CORP WIS           COM              552848103   15,148  9,900,600 SH       SOLE                 9,900,600      0    0
OWENS CORNING NEW            COM              690742101  179,346  5,360,000 SH       SOLE                 5,360,000      0    0
PRICELINE COM INC            COM NEW          741503403  342,965    554,000 SH       SOLE                   554,000      0    0
RALPH LAUREN CORP            CL A             751212101  248,017  1,640,000 SH       SOLE                 1,640,000      0    0
RANGE RES CORP               COM              75281A109  231,270  3,310,000 SH       SOLE                 3,310,000      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  234,439  7,875,000 SH       SOLE                 7,875,000      0    0
SIRIUS XM RADIO INC          COM              82967N108  204,092 78,800,000 SH       SOLE                78,800,000      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102  294,738  5,010,000 SH       SOLE                 5,010,000      0    0
TRIPADVISOR INC              COM              896945201   92,204  2,800,000 SH       SOLE                 2,800,000      0    0
TESLA MTRS INC               COM              88160R101    5,856    200,000 SH       SOLE                   200,000      0    0
TIME WARNER INC              COM NEW          887317303   79,110  1,745,000 SH       SOLE                 1,745,000      0    0
UNITED CONTL HLDGS INC       COM              910047109   97,123  4,980,678 SH       SOLE                 4,980,678      0    0
VERISIGN INC                 COM              92343E102  302,852  6,220,000 SH       SOLE                 6,220,000      0    0
WABCO HLDGS INC              COM              92927K102  142,733  2,475,000 SH       SOLE                 2,475,000      0    0
WESTPORT INNOVATIONS INC     COM NEW          960908309    8,471    304,278 SH       SOLE                   304,278      0    0
YOUKU TUDOU INC              SPONSORED ADR    98742U100   66,204  3,600,000 SH       SOLE                 3,600,000      0    0
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